Prepayment for Acquisition of Land Use Right (Details) - Schedule of prepayment for acquisition of land use right	Dec. 31, 2019 USD ($)
Schedule of prepayment for acquisition of land use right [Abstract]
Prepaid in 2010	$ 6,039,930
Impairment loss:	(1,265,867)
Prepayment for acquisition of land use right	4,774,063
Impairment loss in 2016:	(4,659,838)
Translation adjustment:	(114,225)
Prepayment for acquisition of land use right net